                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    American Assets Investment Management, LLC
Address: 11455 El Camino Real
         Suite 363
         San Diego, CA 92130

Form 13F File Number: 028-12131

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ernest S. Rady
Title: Chief Investment Officer
Phone: 858-350-2600

Signature, Place, and Date of Signing:


          /s/ Ernest S. Rady                 San Diego, CA           5/12/2009
-------------------------------------   -----------------------   --------------
             [Signature]                      [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13-F File Number   Name
---------------------   ----


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:            53

Form 13F Information Table Value Total:   $    52,223
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13-F File Number   Name
---   ---------------------   ----


                           Form 13-F Information Table
                              as of March 31, 2009

                                                                                                              VOTING AUTHORITY
                                             TITLE              VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER  ---------------------
              NAME OF ISSUER               OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE   SHARED NONE
------------------------------------------ -------- --------- -------- --------- --- ---- ------- -------- --------- ------ ----
AMBAC FINANCIAL GROUP INC                  com      023139108       34    43,300 SH       sole                43,300
AMERICAN EXPRESS COMPANY                   com      025816109      654    48,000 SH       sole                48,000
AMERISOURCEBERGEN CORP                     com      03073E105      539    16,500 SH       sole                16,500
ANARDARKO PETROLEUM CORP                   com      032511107      875    22,500 SH       sole                22,500
BANK OF AMERICA CORP                       com      060505104    4,399   645,000 SH       sole               645,000
BERKSHIRE HATHAWAY                         com      084670207       14         5 SH       sole                     5
BP P L C SPONSORED ADR (FRM BP AMOCO PLC)  com      055622104    3,970    99,000 SH       sole                99,000
CAPITAL ONE FINANCIAL CORP                 com      14040h105      459    37,500 SH       sole                37,500
CARDINAL HEALTH INC                        com      14149y108      881    28,000 SH       sole                28,000
CATERPILLAR INC                            com      149123101      838    30,000 SH       sole                30,000
CBS CORP CL B                              com      124857202       77    20,000 SH       sole                20,000
CHESAPEAKE ENERGY CORP                     com      165167107      802    47,000 SH       sole                47,000
CHEVRON CORPORATION                        com      166764100    2,152    32,000 SH       sole                32,000
CINCINNATI FINANCIAL CORP                  com      172062101      778    34,025 SH       sole                34,025
CIT GROUP INC NEW                          com      125581108      351   123,000 SH       sole               123,000
CITI GROUP INC.                            com      172967101      855   338,000 SH       sole               338,000
CONOCOPHILLIPS                             com      20825C104    2,271    58,000 SH       sole                58,000
CONTINENTAL RESOURCES INC                  com      212015101      424    20,000 SH       sole                20,000
CORUS BANKSHARES                           com      220873103        1     5,000 SH       sole                 5,000
DUKE ENERGY                                com      264399106      716    50,000 SH       sole                50,000
DYNEGY INC                                 com      26816Q101      388   275,000 SH       sole               275,000
ELI LILLY & CO                             com      532457108    2,941    88,000 SH       sole                88,000
FLIR SYS INC                               com      302445101      410    20,000 SH       sole                20,000
GENERAL ELECTRIC CO                        com      369604103    2,596   256,800 SH       sole               256,800
GOLDMAN SACHS GROUP                        com      38141G104      848     8,000 SH       sole                 8,000
HARTFORD FINANCIAL SERVICES GROUP INC      com      416515104      966   123,000 SH       sole               123,000
HOME DEPOT                                 com      437076102      707    30,000 SH       sole                30,000
HOST HOTELS & RESORTS INC                  com      44107P104       96    24,487 SH       sole                24,487

ICU MED INC                                com      44930G107      173     5,400 SH       sole                 5,400
IMPERIAL CAP BANCORP INC                   com      452680101       11    10,000 SH       sole                10,000
INTUITIVE SURGICAL INC                     com      46120E602      429     4,500 SH       sole                 4,500
ISTAR FINL INC                             com      45031u101      149    53,000 SH       sole                53,000
KING PHARMACEUTICALS INC                   com      495582108      354    50,000 SH       sole                50,000
LOWES COMPANIES INC                        com      548661107    2,292   125,581 SH       sole               125,581
MACERICH CO                                com      554382101      470    75,000 SH       sole                75,000
MARATHON OIL CORP                          com      565849106   1,367     52,000 SH       sole                52,000
MBIA INC                                   com      55262C100       92    20,000 SH       sole                20,000
MCKESSON CORP                              com      58155Q103      683    19,500 SH       sole                19,500
MERCK & CO                                 com      589331107      669    25,000 SH       sole                25,000
MORGAN STANLEY                             com      617446448    2,778   122,000 SH       sole               122,000
MORTONS RESTAURANT                         com      619430101      755   281,502 SH       sole               281,502
OVERSEAS SHIPHOLDING GROUP INC             com      690368105    3,197   141,000 SH       sole               141,000
PINNACLE WEST CAPITAL                      com       72384101      902    33,973 SH       sole                33,973
RESEARCH IN MOTION LTD                     com      760975102      431    10,000 SH       sole                10,000
SANDRIDGE ENERGY INC                       com      80007P307      395    60,000 SH       sole                60,000
STARWOOD HOTELS                            com      85590A203      508    40,000 SH       sole                40,000
ULTRASHORT FINANCIAL                       com      74347R743      470   180,000 SH       sole               180,000
ULTRASHORT LEHMAN                          com      74347R297      480    11,000 SH       sole                11,000
ULTRASHORT OIL & GAS                       com      74347R719      322    15,000 SH       sole                15,000
ULTRASHORT REAL ESTATE                     com      74347R677      417   170,000 SH       sole               170,000
WELLS FARGO & CO                           com      949746101    2,551   179,162 SH       sole               179,162
ROYAL DUTCH SHELL PLC SPONSORED ADR REPSTG adr      780259206      886    20,000 SH       sole                20,000
XTO ENERGY INC                             com      98385X106    1,402    45,800 SH       sole                45,800

TOTAL                                      53                   52,223 4,271,535                           4,271,535